BUSINESS ACQUISITIONS - Acquisition of Citizen Stash - Additional information (Details) - CS - CAD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2020	Nov. 30, 2021
Disclosure of detailed information about business combination [line items]
Consolidated revenue since acquisition		$ 609
Total revenue as if acquisition occurred at beginning of period	$ 11,436
Total net loss as if acquisition occurred at beginning of period	$ 6,882